Property and equipment (Tables)	3 Months Ended
Mar. 31, 2026
Property And Equipment
Schedule of property and equipment

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Additions	-	35	-	-	35	70
Depreciation	(55)	(153)	(3)	(10)	-	(221)
Transfer	371	-	-	-	(371)	-

Balance at March 31, 2026	$1,565	$1,267	$14	$20	$38	$2,904

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,732	$26,766	$377	$1,162	$374	$40,411

Accumulated depreciation	(10,483)	(25,381)	(360)	(1,132)	-	(37,356)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Cost	$12,103	$26,801	$377	$1,162	$38	$40,481

Accumulated depreciation	(10,538)	(25,534)	(363)	(1,142)	-	(37,577)

Balance at March 31, 2026	$1,565	$1,267	$14	$20	$38	$2,904